STOCKHOLDERS’ EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares			3 Months Ended	12 Months Ended
	Nov. 15, 2017	May 31, 2017	Aug. 31, 2018	May 31, 2018
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants outstanding, Number of Shares		0	4,700,988
Warrants outstanding, Weighted Average Exercise Price		$ 0	$ 0.57	$ 0.75
Granted, Number of Shares			19,311,092	4,700,988
Granted, Weighted Average Exercise Price	$ 0.75		$ 0.58	$ 0.69
Exercised, Number of Shares			(350,000)	0
Exercised, Weighted Average Exercise Price			$ 0.75	$ 0
Cancelled / Expired, Number of Shares			0	0
Cancelled / Expired, Weighted Average Exercise Price			$ 0	$ 0
Warrants outstanding, Number of Shares			23,662,080	4,700,988